Financial Instruments and Fair Value Disclosures (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net loss on derivatives		$ (213,007)	$ (387,740)
Loss On Derivatives, Net [Member]
Interest rate swaps - Fair value		522,090
Interest rate swaps - Realized Loss		$ (735,097)